Earnout Liabilities - Valuation Assumptions (Details) - shares	Jun. 30, 2023	Dec. 31, 2022
Earnout Liability [Abstract]
Expected term (in years)	3 years 6 months 25 days	4 years 25 days
Dividend yield (%)	0.00%	0.00%
Expected volatility	56.70%	50.40%
Risk-free interest rate	4.40%	4.10%
Expected number of shares(in shares)	1,775,962	1,775,962